Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables.
Schedule of trade and other receivables

EUR’000	2024	2023	2022
Trade receivables from non-related parties	51,467	26,802	17,635
Contract assets	37,609	8,880	19,999
Receivables from related parties	214	592	—
Total trade receivables	11,305	3,158	600
	100,595	39,432	38,234

Schedule of movements in contract assets

EUR’000	2024	2023	2022
Contract assets at 1 January	8,880	19,999	843
Acquisition of businesses	8,266
Recognised during the period	37,710	614	19,999
Transfer to receivables	(8,880)	(19,999)	(843)
Exchange differences	(101)	—	—
Total contract assets at 31 December	37,609	8,880	19,999
Current	37,609	8,880	19,999
Non-current	—	—	—

Schedule of Expected credit loss on trade receivables

	Trade	Contract	Expected
EUR’000	receivables	assets	loss	Total
31 December 2024
Not due	49,029	37,609	—	86,638
Overdue 1-30 days	—	—	—	—
Overdue 31 to 60 days	2,373	—	—	2,373
Overdue +61 days	65	—	—	65
Total	51,467	37,609	—	89,076
31 December 2023
Not due	9,639	8,880	—	18,519
Overdue 1-30 days	14,287	—	—	14,287
Overdue 31 to 60 days	603	—	—	603
Overdue +61 days	2,273	—	—	2,273
Total	26,802	8,880	—	35,682
31 December 2022
Not due	17,197	19,999	—	37,196
Overdue 1-30 days	438	—	—	438
Overdue 31 to 60 days	—	—	—	—
Overdue +61 days	—	—	—	—
Total	17,635	19,999	—	37,634